INVESTMENTS IN DEBT AND EQUITY SECURITIES (Amortized cost to fair value) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale	$ 6,315	$ 9,680
Corporate Bond Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	5,354	9,049
Unrealized gains/(losses)	961	631
Debt securities, available-for-sale	6,315	9,680
NorAm Drilling Bond
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,132	4,132
Unrealized gains/(losses)	487	487
Debt securities, available-for-sale	4,619	4,619
NT Rig Holdco Liquidity 12%
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,222	4,917
Unrealized gains/(losses)	474	144
Debt securities, available-for-sale	$ 1,696	$ 5,061
Debt instrument, redemption price (in percentage)	12.00%	12.00%
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 0	$ 0
Unrealized gains/(losses)	0	0
Debt securities, available-for-sale	$ 0	0
Debt instrument, redemption price (in percentage)	7.50%
Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 0	0
Unrealized gains/(losses)	0	0
Debt securities, available-for-sale	$ 0	$ 0
Debt instrument, redemption price (in percentage)	7.50%